Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Leases [Abstract]
Operating lease costs	$ 18,442	$ 12,378	$ 39,856	$ 35,046
Income from sub-leases	(412)	(905)	(1,297)	(2,524)
Net operating lease costs	$ 18,030	$ 11,473	$ 38,559	$ 32,522